SHAREHOLDERS' EQUITY (Detail Textuals 1) - Warrants - USD ($)	1 Months Ended	12 Months Ended
	Dec. 26, 2016	Dec. 31, 2017
Shareholders' Equity [Line Items]
Percentage of warrant issued equal to the shares issued in the IPO	5.00%
Number of warrants issued	134,768
Warrants term	3 years
Period threshold limit warrants exercisable	6 months
Exercise price of warrants	$ 4.80
Number of warrant outstanding		134,768
Weighted average remaining life of warrants		4 years
Fair value of warrants		$ 488,730
Warrants fair value assumptions method used		Black-Scholes pricing model
Risk free interest rate of warrants		1.58%
Expected term of warrants		3 years
Exercise price of warrants		$ 4.80
Expected volatility rate of warrants		90.70%
Expected dividend rate of warrants